Pay vs Performance Disclosure - Additional Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Abstract]
Dividends paid	$ 0	$ 0	$ 0	$ 0
Merger-related fees and expenses			$ 34,700,000
Income from discontinued operations, net of tax				287,900,000
Gain on sale of discontinued operations				287,100,000
Income tax benefit				(46,200,000)
Deferred income tax benefit				$ (43,900,000)